June 2, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer Rochester Ohio Municipal Fund
         File Nos. 811-21883; 333-132785

To the Securities and Exchange Commission:

      An electronic ("EDGAR") filing is hereby made pursuant to the
Securities Act of 1933, as amended (the "1933 Act"), and the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of Oppenheimer
Rochester Ohio Municipal Fund (the "Registrant"). This filing constitutes
Pre-Effective Amendment No. 1 under the 1933 Act and Amendment No. 1 under the 1940 Act (the "Amendment") to the Registrant's Registration Statement on
Form N-1A (the "Registration Statement").

      This amendment is marked to show changes from the Registration
Statement on Form N-1A filed on March 29, 2006, in response to comments of the Commission Staff on such filing. This filing also includes our response letter to comments of the Commission Staff and a request letter for acceleration of effectiveness for the Registration Statement to be declared effective as of June 8, 2006.

      In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 16th Floor
                  New York, New York 10281-1008
                  212-323-5089
                  nvann@oppenheimerfunds.com

Thank you.

                                          Sincerely,

                                        /s/ Taylor V. Edwards

                                          Taylor V. Edwards
                                          Assistant Vice President &
                                          Assistant Counsel

Attachments

cc: Vincent J. DiStefano, Securities & Exchange Commission
    Mayer, Brown Rowe & Maw, LLP
    KPMG LLP
    Nancy S. Vann
    Gloria LaFond